CONSOLIDATED STATEMENT OF CASH FLOW - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Cash Flows [Abstract]
Net income	$ 3,214,567	$ 2,786,435	$ 2,754,173
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	677,253	467,777	433,033
Other assets impairment (Reversal)	147,337	(141,011)	219,189
Equity method	(249,231)	(187,814)	(253,602)
Deferred tax expense	215,992	223,544	193,568
Credit impairment charges on loans and advances and financial leases	3,385,181	3,851,625	3,468,699
Credit impairment (recovery) charges on off balance sheet credit and other financial instruments	25,940	(8,553)	(6,854)
Gain on sales on assets held for sale and inventories	(93,548)	(75,976)	(40,600)
Valuation gain on investment securities	(1,113,392)	(630,904)	(736,075)
Gains on sale of loan portfolio	0	(12,556)	0
(Gain) loss upon disposal of investment in subsidiary and associates	(77,916)	510	2,700
Valuation (losses) on derivative financial instruments	285,220	(244,613)	39,750
Wealth tax	0	0	51,220
Income tax	1,046,972	605,891	1,045,030
Other non-cash items	70,833	90,251	(16,360)
Net interest	(10,448,526)	(10,371,051)	(9,919,699)
Change in operating assets and liabilities:
Decrease (Increase) in derivative financial instruments	219,259	(132,684)	135,595
(increase) Decrease in accounts receivable	(185,220)	(423,960)	338,211
Increase in loans and advances to customers	(12,140,001)	(12,952,529)	(11,266,789)
Increase in other assets	(986,022)	(282,703)	(23,083)
Decrease in accounts payable	(977,266)	(273,855)	(629,990)
(Decrease) Increase in other liabilities	41,234	189,868	189,655
Increase in deposits by customers	14,317,297	6,188,577	8,456,681
Increase (Decrease) in estimated liabilities and provisions	(3,378)	(12,919)	(16,608)
Net changes in investment securities recognized at fair value through profit or loss	2,626,620	615,093	(1,599,641)
Proceeds from sales of assets held for sale	429,906	363,407	331,645
Proceeds from sale of loan portfolio	0	511,864	0
Wealth tax paid	0	0	(51,220)
Recovery of charged-off loans	551,650	459,860	410,860
Income tax paid	(251,712)	(167,856)	(199,127)
Dividend received	195,046	124,754	80,651
Interest received	17,387,534	15,585,632	15,347,265
Interest paid	(5,996,017)	(5,103,246)	(5,798,689)
Net cash provided by operating activities	12,315,612	1,042,858	2,939,588
Cash flows from investment activities:
Purchases of debt instruments at amortized cost	(2,800,997)	(2,380,202)	(3,122,872)
Proceeds from maturities of debt instruments at amortized cost	2,405,509	2,214,457	2,167,450
Purchases of debt instruments at fair value through OCI (2017: debt instruments at amortized cost and fair value through profit or loss)	(5,945,285)	(1,652,050)	0
Proceeds from debt instruments at fair value through OCI (2017: debt instruments at amortized cost and fair value through profit or loss)	5,426,410	1,525,435	0
Purchases of equity instruments and interests in associates and joint ventures	(40,712)	(289,361)	(305,650)
Proceeds from equity instruments and interests in associates and joint ventures	131,173	29,752	7,479
Restitution of associates' capital contributions	0	0	2,495
Purchases of premises and equipment and investment properties	(1,555,453)	(1,014,093)	(1,132,015)
Proceeds from sales of premises and equipment and investment properties	232,438	311,430	568,744
Net cash outflow (inflow) from liquidation of investments in subsidiaries	70,306	26	(1,534)
Purchase of other long-term assets	(114,221)	(127,236)	(92,177)
Net cash (used in) provided by investing activities	(2,190,832)	(1,381,842)	(1,908,080)
Cash flows from financing activities:
(Decrease) Increase in repurchase agreements and other similar secured borrowing	(1,002,196)	(922,840)	1,313,442
Proceeds from borrowings from other financial institutions	11,741,311	15,774,251	12,190,496
Repayment of borrowings from other financial institutions	(14,365,716)	(14,472,128)	(17,042,665)
Payment of lease liability	(124,817)	0	0
Placement of debt instruments in issue	2,084,743	1,150,485	3,013,426
Payment of debt instruments in issue	(2,561,525)	(1,886,850)	(1,969,399)
Dividends paid	(1,032,492)	(735,798)	(1,126,209)
Transactions with non-controlling interests	0	360,169	0
Net cash used in financing activities	(5,260,692)	(732,711)	(3,620,909)
Effect of exchange rate changes on cash and cash equivalents	143,144	1,636,861	294,800
Increase (Decrease) in cash and cash equivalents	4,864,088	(1,071,695)	(2,589,401)
Cash and cash equivalents at beginning of year	18,730,810	18,165,644	20,460,245
Cash and cash equivalents at end of year	$ 23,738,042	$ 18,730,810	$ 18,165,644